ETF2 P3 12/22

SUPPLEMENT DATED DECEMBER 9, 2022

TO THE PROSPECTUS DATED AUGUST 1, 2022

OF

FRANKLIN DISRUPTIVE COMMERCE ETF

FRANKLIN GENOMIC ADVANCEMENTS ETF

FRANKLIN INTELLIGENT MACHINES ETF

FRANKLIN EXPONENTIAL DATA ETF

(each, a series of Franklin Templeton ETF Trust)

The prospectus is amended as follows:

I. The portfolio management team under the “FUND SUMMARIES – Franklin Disruptive Commerce ETF, Franklin Genomic Advancements ETF and Franklin Intelligent Machines ETF– Portfolio Managers” sections of the prospectus are replaced with the following:

Portfolio Manager

Matthew J. Moberg, CPA Vice President of Advisers and portfolio manager of the Fund since inception (2020).

II. The portfolio management team under the “FUND SUMMARIES – Franklin Exponential Data ETF– Portfolio Managers” section of the prospectus is replaced with the following:

Portfolio Manager

Matthew J. Moberg, CPA Vice President of Advisers and portfolio manager of the Fund since inception (2021).

III. The portfolio management team under the “FUND DETAILS – Management – Franklin Disruptive Commerce ETF, Franklin Genomic Advancements ETF, Franklin Intelligent Machines ETF and Franklin Exponential Data ETF” sections of the prospectus are replaced with the following:

Management

Matthew J. Moberg, CPA Vice President of Advisers

Mr. Moberg has been the lead portfolio manager of the Fund since its inception. He has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton in 1998.

Please keep this supplement with your prospectus for future reference.

ETF2 SA3 12/22

SUPPLEMENT DATED DECEMBER 9, 2022

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 1, 2022

OF

FRANKLIN DISRUPTIVE COMMERCE ETF
FRANKLIN GENOMIC ADVANCEMENTS ETF
FRANKLIN INTELLIGENT MACHINES ETF
FRANKLIN EXPONENTIAL DATA ETF
(each a series of Franklin Templeton ETF Trust)

The Statement of Additional Information (“SAI”) is amended as follows:

• All references to Kelly Rogal are removed from the “Management and Other Services—Portfolio managers” section and the “Management and Other Services—Portfolio managers— Ownership of Fund shares” section of the SAI:

Please keep this supplement with your SAI for future reference.